MASTER TRUST	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
All of the Plan’s investments are held in a Master Trust, consisting of the Plan and other defined contribution plans of Emerson Electric Co. and subsidiaries. All Plan income or loss is derived from Master Trust investment appreciation or depreciation and investment income (interest and dividends). Net appreciation/depreciation includes the gains and losses on investments bought and sold as well as held during the year.
Each participating plan’s interest in the assets of the Master Trust is based on participant account balances. Master Trust investment income and expenses are allocated to participating plans based on respective balances.
The Plan’s investments in the Master Trust are stated at fair value. The fair values of mutual funds and the Emerson Common Stock Fund are based on quoted market prices in active markets. Money market funds are stated at cost, which approximates fair value. Investments measured using the net asset value (NAV) as a practical expedient are primarily collective funds and trusts where the underlying securities have observable prices available from active markets. There are no redemption restrictions or unfunded commitments related to these investments.
The following table presents the fair values of all investments in the Master Trust and the Plan's interest in the Master Trust balances.

	Year Ended September 30, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,444,951,104	3,008,993
Collective funds and trusts	5,027,454,439	20,754,374
Emerson Common Stock Fund	607,091,505	6,669,824
Money market funds	278,832,960	795,092

Total investments at fair value	$7,358,330,008	31,228,283

	Year Ended September 30, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,362,605,921	66,627,910
Collective funds and trusts	3,905,004,698	257,221,297
Emerson Common Stock Fund	561,077,986	62,897,739
Money market funds	274,470,283	23,155,303

Total investments at fair value	$6,103,158,888	409,902,249

Investment income for the entire Master Trust follows.

	Year Ended September 30
	2024	2025

Net appreciation in fair value of investments	$1,183,458,899	846,899,194
Dividends and interest, net of fees	61,597,926	89,088,221

Total Master Trust investment income	$1,245,056,825	935,987,415

Plan’s share of Master Trust investment income	$80,948,602	12,431,214